FORWARD FUNDS

Sierra Club Stock Fund

Supplement Dated November 12, 2008

(to the Sierra Club Stock Fund Prospectus dated May 1, 2008)

NOTICE OF LIQUIDATION OF

THE SIERRA CLUB STOCK FUND

On November 7, 2008, the Board of Trustees of Forward Funds (the “Trust”) approved the liquidation of the Sierra Club Stock Fund (the “Fund”) on December 18, 2008 (the “Liquidation Date”). On the Liquidation Date, the Fund will distribute pro rata to its shareholders of record all of the assets of the Fund in complete cancellation and redemption of all of the outstanding shares of beneficial interest, except for cash, bank deposits or cash equivalents in an estimated amount necessary to (i) discharge any unpaid liabilities and obligations of the Fund on the Fund’s books on the Liquidation Date, including, but not limited to, income dividends and capital gains distributions, if any, payable through the Liquidation Date, and (ii) pay such contingent liabilities as the officers of the Trust deem appropriate subject to ratification by the Board.

IN LIGHT OF THE PLANNED LIQUIDATION, SHARES OF THE SIERRA CLUB STOCK FUND WILL NO LONGER BE OFFERED TO NEW INVESTORS OR EXISTING INVESTORS (EXCEPT THROUGH REINVESTED DIVIDENDS) OR BE AVAILABLE FOR EXCHANGES FROM OTHER FUNDS OF THE TRUST.

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FORWARD FUNDS

Forward Asia Ex-Japan Equities Fund

Supplement dated November 12, 2008

(to the Forward Funds Investor Class Shares and

Institutional Class Shares Prospectus

Forward Funds Class A Shares and Class C Shares Prospectus

dated May 1, 2008)

NOTICE OF LIQUIDATION OF

FORWARD ASIA EX-JAPAN EQUITIES FUND

On November 7, 2008, the Board of Trustees of Forward Funds (the “Trust”) approved the liquidation of the Forward Asia Ex-Japan Equities Fund (the “Fund”) on December 15, 2008 (the “Liquidation Date”). On the Liquidation Date, the Fund will distribute pro rata to its respective shareholders of record all of the assets of the Fund in complete cancellation and redemption of all of the outstanding shares of beneficial interest, except for cash, bank deposits or cash equivalents in an estimated amount necessary to (i) discharge any unpaid liabilities and obligations of the Fund on the Fund’s books on the Liquidation Date, including, but not limited to, income dividends and capital gains distributions, if any, payable through the Liquidation Date, and (ii) pay such contingent liabilities as the officers of the Trust deem appropriate subject to ratification by the Board.

IN LIGHT OF THE PLANNED LIQUIDATION, SHARES OF THE FORWARD ASIA EX-JAPAN EQUITIES FUND WILL NO LONGER BE OFFERED TO NEW INVESTORS OR EXISTING INVESTORS (EXCEPT THROUGH REINVESTED DIVIDENDS) OR BE AVAILABLE FOR EXCHANGES FROM OTHER FUNDS OF THE TRUST.

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FORWARD FUNDS

Forward International Equity Fund

Supplement dated November 12, 2008

(to the Forward Funds Investor Class Shares and Institutional Class Shares Prospectus

Forward Funds Class A Shares and Class C Shares Prospectus

Forward Funds Statement of Additional Information (“SAI”) dated May 1, 2008)

The following information applies to the Forward International Equity Fund only:

Termination of Sub-Advisory Agreement

At a meeting of the Board of Trustees of Forward Funds (the “Trust”) held on November 7, 2008, the Trustees, including all of the Independent Trustees, approved, on behalf of the Forward International Equity Fund (the “Fund”), the termination of the Investment Sub-Advisory Agreement among Forward Management, LLC, the investment advisor (“Forward Management”), the Trust and Pictet Asset Management Ltd. All references in the Prospectus and SAI to Pictet Asset Management Ltd as the sub-advisor to the Fund will be deleted.

Effective December 1, 2008, Forward Management will directly manage the Fund.

Effective December 1, 2008, the following changes are made to the Prospectus and SAI:

Change to Principal Investment Strategy

The following information regarding the principal investment strategy of the Fund replaces the information beginning with the last sentence of the fourth paragraph under the heading “Principal Investment Strategy – Investing in International Equity Securities” on page 20 of each Prospectus:

In accordance with its investment philosophy, Forward Management generally chooses not to hedge the Fund’s currency exposure.

Forward Management seeks to apply a highly disciplined, coherent and clearly defined approach to investment and construction of the Fund’s portfolio. Forward Management selects investments based on their fundamental quality, dividend yield, dividend growth potential and anticipated price appreciation. The portfolio management team typically employs a novel proprietary statistical measurement of relative dividend yield to identify attractive investment opportunities.

Forward Management seeks to invest in companies that are believed to be reasonably priced and to have good prospects for growth and in securities the portfolio managers believe have the potential to outperform the Fund’s benchmark index. When considering stocks, Forward Management seeks to draw on both internal and external resources to assess industry dynamics, business franchise/management strategy, financial analysis and valuation.

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Change of Portfolio Managers

The following changes are made under the heading “Investment Advisor” on page 99 of each Prospectus:

The second sentence of the second paragraph is restated as follows:

Forward Management directly manages the assets of the Forward International Equity Fund and the Sierra Club Stock Fund, without the use of a sub-advisor, and has delegated this authority to the sub-advisors for the balance of the Funds.

The following information is added after the fourth paragraph:

The Forward International Equity Fund is team managed and all investment decisions are made jointly by the team. The members of the team are:

Jim O’Donnell, CFA. Mr. O’Donnell, is the Chief Administrative Officer of Forward Management and has held this position since July 2006. From September 2001 to October 2002 and from February 2004 to May 2006, Mr. O’Donnell was an Analyst with Meisenbach Capital, conducting fundamental and financial analysis for a hedge fund portfolio. Between November 2002 and February 2004, Mr. O’Donnell was a consultant with Rainmaker Alliance, consulting with venture capital and start-up firms on financial models, projections and business strategy. From April 1993 to August 2001, Mr. O’Donnell was a Portfolio Manager for Nicholas-Applegate Capital Management, responsible for stock selection and financial analysis for large cap, mid cap and small cap portfolios. Mr. O’Donnell is a Chartered Financial Analyst and holds an MBA. Mr. O’Donnell has managed the Fund since December 1, 2008.

David L. Ruff, CFA. Mr. Ruff is a Portfolio Manager for Forward Management with emphasis on Small-Mid Core, U.S. Dividend, Global Dividend and International Dividend strategies and has held this position since August 2008. From 2001 to July 2008, Mr. Ruff was Chief Investment Officer and a Member of the Investment Policy Committee for Berkeley Capital Management. From 1987-2001, Mr. Ruff was Executive Vice President and Chief Investment Officer for London Pacific Advisors. Mr. Ruff is a Chartered Financial Analyst. Mr. Ruff has managed the Fund since December 1, 2008.

Randall T. Coleman, CFA. Mr. Coleman is a Portfolio Manager for Forward Management with emphasis on Small-Mid Core, U.S. Dividend, Global Dividend and International Dividend strategies and has held this position since August 2008. From 2001-July 2008, Mr. Coleman was a Portfolio Manager and Member of the Investment Policy Committee for Berkeley Capital Management. From 1994-2001, Mr. Coleman was Vice President for London Pacific Advisors. From 1987-1988, he served as a Compliance Officer for Intrust Investor Services and from 1986-1987, he was a Registered Representative with First Investors Corp. Mr. Coleman is a Chartered Financial Analyst and holds an MBA. Mr. Coleman has managed the Fund since December 1, 2008.

Bruce R. Brewington. Mr. Brewington is a Portfolio Manager for Forward Management with emphasis on Small-Mid Core, U.S. Dividend, Global Dividend and International Dividend strategies and has held this position since August 2008. From 2005-July 2008, Mr. Brewington was an Analyst and Member of the Investment Policy Committee for Berkeley Capital Management. From 1995-2003, he was an Analyst with Putnam Lovell Securities, and from 1992-2004, he was an Analyst for Prudential Securities. Mr. Brewington holds an MBA. Mr. Brewington has managed the Fund since December 1, 2008.

The SAI contains additional information about portfolio manager compensation, other accounts managed by each portfolio manager, and his ownership of securities in the Fund.

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The following information concerning other accounts managed by the portfolio managers is added under the heading “Forward Management, LLC” on page 30 of the SAI:

Forward International Equity Fund

The portfolio managers for the Fund are Jim O’Donnell, CFA, David Ruff, CFA, Randall Coleman, CFA, and Bruce Brewington.

The tables below include details about the type, number, and assets under management for the various types of accounts, and total assets in the accounts with respect to which the advisory fee is based on the performance of the accounts that Mr. O’Donnell, Mr. Ruff, Mr. Coleman, and Mr. Brewington managed as of September 30, 2008:

Jim O’Donnell

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Total Assets Managed for which Advisory Fee is Performance- Based (in Millions)
Registered Investment Companies	9	$1776.32	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	2	$1.7	0	$0

David Ruff

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Total Assets Managed for which Advisory Fee is Performance- Based (in Millions)
Registered Investment Companies	0	$0	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	555	$167.8	0	$0

Randall Coleman

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Total Assets Managed for which Advisory Fee is Performance- Based (in Millions)
Registered Investment Companies	0	$0	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	555	$167.8	0	$0

Bruce Brewington

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Total Assets Managed for which Advisory Fee is Performance- Based (in Millions)
Registered Investment Companies	0	$0	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	555	$167.8	0	$0

Potential conflicts of interest may arise because Forward Management engages in portfolio management activities for other clients. Forward Management has adopted a portfolio security aggregation and allocation policy, which is designed to provide reasonable assurance that buy and sell opportunities are allocated fairly among clients. When practicable, buy and sell trades are aggregated and subsequently allocated based on the size of the target position of that security for each client account and the portion of that target position represented by the share quantity included in the aggregated trade. The prices of securities allocated are at the average share price for all transactions in that security for a given aggregated trade order, with all transaction costs shared on a pro rata basis.

Mr. O’Donnell’s compensation consists of a fixed salary and long-term and short-term management incentive programs that are based, in part, on the profitability of Forward Management. To the extent the success of the Fund affects the profitability of Forward Management, it indirectly affects Mr. O’Donnell’s compensation.

The compensation of Messrs. Ruff, Coleman and Brewington consists of a fixed salary and bonus. The bonus payment is awarded based on levels of assets under management and portfolio performance relative to benchmarks across several time periods. In addition, they maintain an equity-like economic interest in the enterprise value of the business unit that is comprised of the portfolios they manage.

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The following information is added to the table regarding the portfolio managers’ ownership of the Forward Funds on page 31 of the SAI:

Name of Portfolio Manager	Fund	Dollar Range of Equity Securities in the Fund*	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Portfolio Manager in Family of Investment Companies*
Jim O’Donnell*	Forward International Equity Fund	A	E
David Ruff*	Forward International Equity Fund	B	B
Randall Coleman*	Forward International Equity Fund	A	A
Bruce Brewington*	Forward International Equity Fund	A	A

*	Information as of September 30, 2008

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The following information with respect to proxy voting guidelines is added under the heading “Forward Management” on page 44 of the SAI:

For the Forward Funds portfolios (other than the Sierra Club Stock Fund) for which it exercises proxy voting authority, Forward Management will vote proxies in the best interests of the Fund. Forward Management has contracted with PROXY GOVERNANCE (“Proxy Governance”) to handle administration and voting of these proxies and has directed Proxy Governance to vote all proxies on behalf of the portfolios of the Forward Funds in accordance with Proxy Governance’s recommendations. Proxy Governance’s stated mission is to provide proxy analysis and recommendations that support the growth of long-term shareholder value. The firm’s approach to enhancing overall corporate value growth through effective proxy voting relies on analysis and recommendations that are developed on an issue-by-company basis. Proxy Governance views proxy issues and provides recommendations in the context of company-specific metrics, taking into account a variety of relevant factors.

Because Forward Management does not exercise discretion in voting proxies for the Forward Funds portfolios but routinely votes proxies according to the Guidelines or the recommendations of Proxy Governance, no potential conflict of interests between Forward Management and the Fund should actually affect the voting of proxies. However, should a conflict arise, Forward Management will use one of the following methods to resolve such conflict, provided such method results in a decision to vote the proxies that is based on the Fund’s best interest and is not the product of the conflict:

•	“echo vote” or “mirror vote” the proxies in the same proportion as the votes of other proxy holders that are not Forward Management clients; or

•	if possible, erect information barriers around the person or persons making voting decisions sufficient to insulate the decision from the conflict.

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